POST-EMPLOYMENT BENEFITS - Benefit Obligation and Plan Assets by Geographic Location (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ (173)	$ (216)
Net defined benefit liability	204	250
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	419	438
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	(592)	(654)
Pension defined benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	173	216
Post-Retirement Insurance Benefit Plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 31	$ 34